Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events	Subsequent events

Normal course issuer bid
On January 28, 2020, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 16 million common shares between February 1, 2020 and January 31, 2021.

Non-revolving credit facility
On January 24, 2020, the Company requested a borrowing of US$300 million under its non-revolving credit facility. The funds are expected to be received on February 3, 2020.